Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Property, Plant and Equipment
14. PROPERTY, PLANT AND EQUIPMENT

	Land	Buildings	Warehouse equipment and facilities	Computer and office equipment	Construction in-progress and advances for PP&E	Total
Cost
Balance at January 1, 2020	80	1,823	4,136	2,928	1,325	10,292

Additions	—	—	—	—	6,669	6,669
Transfer	—	—	4,254	2,244	(6,498)	—
Disposals	—	—	(93)	(193)	—	(286)

Balance at December 31, 2020	80	1,823	8,297	4,979	1,496	16,675

Additions	888	1,176	—	—	18,198	20,262
Transfer	—	—	5,129	6,919	(12,048)	—
Disposals	—	—	(218)	(302)	—	(520)

Translation difference	—	—	—	1	—	1

Balance at December 31, 2021	968	2,999	13,208	11,597	7,646	36,418

Accumulated depreciation
Balance at January 1, 2020	—	(173)	(947)	(913)	—	(2,033)

Charge for the year	—	(40)	(780)	(1,029)	—	(1,849)
Disposals	—	—	80	130	—	210

Balance at December 31, 2020	—	(213)	(1,647)	(1,812)	—	(3,672)

Charge for the year	—	(40)	(1,460)	(1,698)	—	(3,198)
Disposals	—	—	190	232	—	422

Translation difference	—	—	—	—	—	—

Balance at December 31, 2021	—	(253)	(2,917)	(3,278)	—	(6,448)

Carrying amounts
Balance at December 31, 2020	80	1,610	6,650	3,167	1,496	13,003

Balance at December 31, 2021	968	2,746	10,291	8,319	7,646	29,970

As at December 31, 2021, the Group pledged part of its property, plant and equipment with a carrying amount of 240 (December 31, 2020: 297) in order to fulfil the collateral requirements for certain Group’s borrowings (note 2
3
). Further, as at December 31, 2021, property, plant and equipment with a carrying amount of 1,782 (December 31, 2020: 1,844) was held under a sale and leaseback arrangement where the legal lessor retains the title to the assets as a security.